FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 4:	FAIR VALUE OF FINANCIAL INSTRUMENTS

The following table presents financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2025:

	December 31, 2025
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Financial Assets:
Money market funds (included in cash and cash equivalents)	$41,244	$-	$-	$41,244
Available-for-sale marketable securities	-	71,877	-	71,877
Derivative assets	-	193	-	193

Total financial assets	$41,244	$72,070	$-	$113,314

Financial Liabilities:
Contingent consideration in connection to the acquisitions	-	-	20,140	20,140

Total financial liabilities	$-	$-	$20,140	$20,140

The following table presents financial assets measured at fair value on a recurring basis as of December 31, 2024:

	December 31, 2024
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Financial Assets:
Money market funds (included in cash and cash equivalents)	$66,187	$-	$-	$66,187
Available-for-sale marketable securities	-	77,774	-	77,774
Derivative assets	-	114	-	114

Total financial assets	$66,187	$77,888	$-	$144,075

The following table sets forth a summary of the changes in the fair value of the contingent consideration:

Fair value as of December 31, 2024	$-
Contingent consideration related to acquisition	19,553
Revaluation of acquisition-related contingent consideration	587
Fair value as of December 31, 2025	$20,140